EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ (21,697,240)	$ (15,583,446)
Basic weighted average number of common shares outstanding (in shares)	226,201,847	220,777,661
Basic loss per share (in USD per share)	$ (0.10)	$ (0.07)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	0
Diluted weighted average number of common shares outstanding (in shares)	226,201,847	220,777,661
Diluted loss per share (in USD per share)	$ (0.10)	$ (0.07)